Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of business segments revenue disclosures

Reportable segments revenue information
	For the years ended December 31,
($ in millions)	2018	2017	2016
Property-Liability
Insurance premiums
Auto	$22,970	$21,878	$21,264
Homeowners	7,517	7,310	7,257
Other personal lines	1,808	1,750	1,700
Commercial lines	655	495	506
Allstate Protection	32,950	31,433	30,727
Discontinued Lines and Coverages	—	—	—
Total Property-Liability insurance premiums	32,950	31,433	30,727
Other revenue	738	703	688
Net investment income	1,464	1,478	1,253
Realized capital gains and losses	(639)	401	(6)
Total Property-Liability	34,513	34,015	32,662

Service Businesses
Consumer product protection plans	503	295	—
Roadside assistance	263	268	310
Finance and insurance products	332	304	270
Intersegment premiums and service fees (1)	122	110	105
Other revenue	82	66	64
Net investment income	27	16	13
Realized capital gains and losses	(11)	—	—
Total Service Businesses	1,318	1,059	762

Allstate Life
Traditional life insurance premiums	600	568	533
Accident and health insurance premiums	2	2	2
Interest-sensitive life insurance contract charges	713	710	715
Other revenue	119	114	113
Net investment income	505	489	482
Realized capital gains and losses	(14)	5	(38)
Total Allstate Life	1,925	1,888	1,807

Allstate Benefits
Traditional life insurance premiums	44	42	40
Accident and health insurance premiums	980	928	857
Interest-sensitive life insurance contract charges	111	114	114
Net investment income	77	72	71
Realized capital gains and losses	(9)	1	(5)
Total Allstate Benefits	1,203	1,157	1,077

Allstate Annuities
Fixed annuities contract charges	15	14	14
Net investment income	1,096	1,305	1,181
Realized capital gains and losses	(166)	44	(38)
Total Allstate Annuities	945	1,363	1,157

Corporate and Other
Net investment income	71	41	42
Realized capital gains and losses	(38)	(6)	(3)
Total Corporate and Other	33	35	39
Intersegment eliminations (1)	(122)	(110)	(105)
Consolidated revenues	$39,815	$39,407	$37,399

(1) Intersegment insurance premiums and service fees are primarily related to Arity and Allstate Roadside Services and are eliminated in the consolidated financial statements.

Schedule of business segments net income disclosures

Reportable segments financial performance
	For the years ended December 31,
($ in millions)	2018	2017	2016
Property-Liability
Allstate Protection	$2,343	$2,304	$1,477
Discontinued Lines and Coverages	(90)	(99)	(107)
Total underwriting income	2,253	2,205	1,370
Net investment income	1,464	1,478	1,253
Income tax expense on operations	(747)	(1,187)	(865)
Realized capital gains and losses, after-tax	(500)	272	—
Gain on disposition of operations, after-tax	—	9	—
Tax Legislation (expense) benefit	(5)	36	—
Property-Liability net income applicable to common shareholders	2,465	2,813	1,758

Service Businesses
Adjusted net income (loss)	8	(54)	5
Realized capital gains and losses, after-tax	(9)	—	—
Amortization of purchased intangible assets, after-tax	(74)	(60)	—
Tax Legislation (expense) benefit	(4)	137	—
Service Businesses net (loss) income applicable to common shareholders	(79)	23	5

Allstate Life
Adjusted net income	295	259	251
Realized capital gains and losses, after-tax	(11)	2	(24)
DAC and DSI amortization related to realized capital gains and losses, after-tax	(8)	(10)	(4)
Tax Legislation (expense) benefit	(16)	338	—
Allstate Life net income applicable to common shareholders	260	589	223

Allstate Benefits
Adjusted net income	124	100	103
Realized capital gains and losses, after-tax	(7)	—	(4)
DAC and DSI amortization related to realized capital gains and losses, after-tax	1	—	—
Tax Legislation benefit	—	54	—
Allstate Benefits net income applicable to common shareholders	118	154	99

Allstate Annuities
Adjusted net income	131	205	102
Realized capital gains and losses, after-tax	(131)	28	(26)
Valuation changes on embedded derivatives not hedged, after-tax	3	—	(2)
Gain on disposition of operations, after-tax	4	4	3
Tax Legislation benefit	69	182	—
Allstate Annuities net income applicable to common shareholders	76	419	77

Corporate and Other
Adjusted net loss	(406)	(320)	(293)
Realized capital gains and losses, after-tax	(30)	(4)	(2)
Pension and other postretirement remeasurement gains and losses, after-tax	(370)	141	(175)
Goodwill impairment	—	(125)	—
Business combination expenses, after-tax	(7)	(14)	—
Tax Legislation expense	(15)	(238)	—
Corporate and Other net loss applicable to common shareholders	(828)	(560)	(470)

Consolidated net income applicable to common shareholders	$2,012	$3,438	$1,692

Additional significant financial performance data
	For the years ended December 31,
($ in millions)	2018	2017	2016
Amortization of DAC
Property-Liability	$4,475	$4,205	$4,053
Service Businesses	463	296	214
Allstate Life	132	134	131
Allstate Benefits	145	142	145
Allstate Annuities	7	7	7
Consolidated	$5,222	$4,784	$4,550

Income tax expense (benefit)
Property-Liability	$613	$1,285	$859
Service Businesses	(19)	(194)	2
Allstate Life	75	(226)	94
Allstate Benefits	32	1	52
Allstate Annuities	(66)	(58)	36
Corporate and Other	(167)	187	(201)
Consolidated	$468	$995	$842

Additional significant financial performance data

Additional significant financial performance data
	For the years ended December 31,
($ in millions)	2018	2017	2016
Amortization of DAC
Property-Liability	$4,475	$4,205	$4,053
Service Businesses	463	296	214
Allstate Life	132	134	131
Allstate Benefits	145	142	145
Allstate Annuities	7	7	7
Consolidated	$5,222	$4,784	$4,550

Income tax expense (benefit)
Property-Liability	$613	$1,285	$859
Service Businesses	(19)	(194)	2
Allstate Life	75	(226)	94
Allstate Benefits	32	1	52
Allstate Annuities	(66)	(58)	36
Corporate and Other	(167)	187	(201)
Consolidated	$468	$995	$842

Impacts of Tax Legislation
	Income tax expense (benefit) before Tax Legislation		Tax Legislation expense (benefit)		Income tax expense (benefit) after Tax Legislation
	For the years ended December 31,
($ in millions)	2018	2017	2018	2017	2018	2017
Income tax expense (benefit)
Property-Liability	$608	$1,321	$5	$(36)	$613	$1,285
Service Businesses	(23)	(57)	4	(137)	(19)	(194)
Allstate Life	59	112	16	(338)	75	(226)
Allstate Benefits	32	55	—	(54)	32	1
Allstate Annuities	3	124	(69)	(182)	(66)	(58)
Corporate and Other	(182)	(51)	15	238	(167)	187
Consolidated	$497	$1,504	$(29)	$(509)	$468	$995

Summarized data for total assets and investments

Reportable segment total assets and investments (1)
	As of December 31,
($ in millions)	2018	2017
Assets
Property-Liability	$61,947	$60,197
Service Businesses	5,473	4,531
Allstate Life	13,613	14,107
Allstate Benefits	2,822	2,766
Allstate Annuities	26,798	28,836
Corporate and Other	1,596	1,985
Consolidated	$112,249	$112,422

Investments
Property-Liability	$43,634	$43,183
Service Businesses	1,203	954
Allstate Life	10,809	11,210
Allstate Benefits	1,809	1,776
Allstate Annuities	22,336	23,722
Corporate and Other	1,469	1,958
Consolidated	$81,260	$82,803

(1)	The balances reflect the elimination of related party investments between segments.